Summary of Significant Accounting Policies (Details) - Schedule of Composition of Other Assets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Composition of Other Assets [Line Items]
Total other assets	$ 778,167
Directors & Officers Insurance [Member]
Schedule of Composition of Other Assets [Line Items]
Total other assets	$ 778,167